Operating Leases (Tables)	12 Months Ended
Mar. 31, 2023
Operating Leases [Abstract]
Schedule of operating lease right-of-use assets
	As of March 31,
	2023	2022

Office and warehouse*	$361,092	$-
Less: accumulated amortization	(55,042)	-
Total right-of-use assets, net	$306,050	$-

Schedule of operating lease liabilities
	As of March 31,
	2023	2022

Office and warehouse	$306,050	$-
Total operating lease liabilities, net	$306,050	$-

Schedule of total operating lease liabilities
	As of March 31,
	2023	2022

Non-current portion of operating lease liabilities – related party	$247,961	$-
Current portion of operating lease liabilities – related party	58,089	-
Total operating lease liabilities	$306,050	$-

Schedule of maturity analysis of operating lease liabilities
	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	$5.40%
One year	500,400	72,864
Two years	500,400	72,864
Three years	500,400	72,864
Four years	500,400	72,864
Five years and thereafter	375,300	54,648
Total undiscounted cash flows	2,376,900	$346,104
Less: imputed interest	(275,074)	(40,054)
Operating lease liabilities	2,101,826	306,050